Net Income per Share (Tables)	12 Months Ended
Dec. 31, 2012
Computation of Basic and Diluted Net Income per Share Attributable to Ordinary Shareholders

The following table sets forth the computation of basic and diluted net income per share attributable to ordinary shareholders:

	Years Ended December 31,
	2010	2011	2012
Net income attributable to ordinary shareholders	$11,422,021	$23,969,950	$22,826,454
Less: Amounts allocated to Series A convertible redeemable preferred shares for participating rights to dividends	(2,661,886)	—	—

Net income attributable to ordinary shareholders—basic and diluted	$8,760,135	$23,969,950	$22,826,454

Weighted average number of ordinary shares outstanding—basic	16,665,918	27,894,953	27,751,335
Plus: share options	447,139	607,791	249,756
Plus: non-vested restricted shares	1,917,055	18,528	72,640

Weighted average number of ordinary shares outstanding—diluted	19,030,112	28,521,272	28,073,731

Basic net income per share	$0.53	$0.86	$0.82
Diluted net income per share	$0.46	$0.84	$0.81

Antidilutive Securities Excluded from Computation of Earning Per Share

Diluted net income per share does not include the following instruments as their inclusion would be antidilutive:

	Years Ended December 31,
	2010	2011	2012
Share options	253,100	626,319	570,432
Series A convertible redeemable preferred shares	5,900,000	—	—

	6,153,100	626,319	570,432